UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Miller Tabak  Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 67.8%
	COMMERCIAL SERVICES – 0.7%
150	HMS Holdings Corp.*	$4,681

	DENTAL SUPPLIES & EQUIPMENT – 1.1%
170	DENTSPLY International, Inc.	6,822

	HAZARDOUS WASTE DISPOSAL – 2.5%
185	Stericycle, Inc.*	15,473

	MEDICAL INSTRUMENTS – 6.8%
2,200	Boston Scientific Corp.*	13,156
55	Intuitive Surgical, Inc.*	29,796
		42,952
	MEDICAL PRODUCTS – 9.1%
600	CareFusion Corp.*	15,558
375	Covidien PLC	20,505
300	Varian Medical Systems, Inc.*	20,688
		56,751
	MEDICAL-BIOMEDICAL/GENERICS – 6.6%
100	Celgene Corp.*	7,752
50	Celltrion, Inc. *	1,631
100	Illumina, Inc.*	5,261
340	Incyte Corp., Ltd.*	6,562
400	Momenta Pharmaceuticals, Inc.*	6,128
345	Vertex Pharmaceuticals, Inc.*	14,148
		41,482
	MEDICAL-DRUGS – 21.7%
500	Bristol-Myers Squibb Co.	16,875
525	Eli Lilly & Co.	21,142
150	Hikma Pharmaceuticals PLC*	1,629
290	Johnson & Johnson	19,128
890	MAP Pharmaceuticals, Inc.*	12,780
500	Merck & Co., Inc.	19,200
250	Novartis A.G. - ADR	13,853
59	Novo Nordisk A/S - ADR	8,184
800	Pfizer, Inc.	18,128
50	Shire PLC - ADR	4,738
		135,657
	MEDICAL-GENERIC DRUGS – 2.7%
150	Teva Pharmaceutical Industries Ltd. - ADR	6,759

Miller Tabak  Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEDICAL-GENERIC DRUGS (Continued)
150	Watson Pharmaceuticals, Inc.*	$10,059
		16,818
	MEDICAL-HMO – 9.0%
250	Aetna, Inc.	12,540
220	Humana, Inc.	20,346
400	UnitedHealth Group, Inc.	23,576
		56,462
	MEDICAL-HOSPITAL – 3.9%
625	Community Health Systems, Inc.*	13,900
275	HCA Holdings, Inc.	6,804
1,085	Life Healthcare Group Holdings Ltd.	3,536
		24,240
	PHARMACY SERVICES – 1.8%
205	Express Scripts, Inc.*	11,107

	REITS-HEALTH CARE – 1.9%
215	Health Care REIT, Inc.	11,816

	TOTAL COMMON STOCKS (Cost $365,635)	424,261

Principal Amount

	CORPORATE BONDS – 0.7%
	MEDICAL INSTRUMENTS – 0.7%
$4,000	Boston Scientific Corp. 4.500%, 1/15/2015	4,294

	TOTAL CORPORATE BONDS (Cost $4,210)	4,294

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
10	MAP Pharmaceuticals, Inc. Exercise Price: $30, Expiration Date: April 21, 2012*	—
		—
	PUT OPTIONS – 0.0%
	Health Care Select Sector SPDR Fund
5	Exercise Price: $34, Expiration Date: April 21, 2012*	20

Miller Tabak  Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Health Care Select Sector SPDR Fund (Continued)
5	Exercise Price: $34, Expiration Date: May 19, 2012*	$40
		60
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $156)	60

Number of Shares

	RIGHTS – 0.1%
	MEDICAL-DRUGS – 0.1%
500	Sanofi*	675

	TOTAL RIGHTS (Cost $643)	675

	SHORT-TERM INVESTMENTS – 8.0%
49,635	Fidelity Institutional Money Market Fund, 0.21%1	49,635

	TOTAL SHORT-TERM INVESTMENTS (Cost $49,635)	49,635

	TOTAL INVESTMENTS – 76.6% (Cost $420,279)	478,925
	Other Assets in Excess of Liabilities – 23.4%	146,709

	TOTAL NET ASSETS – 100.0%	$625,634

	SECURITIES SOLD SHORT – (21.1)%
	COMMON STOCKS – (16.1)%
	ELECTRONIC MEASURING INSTRUMENTS – (1.4)%
(200)	Agilent Technologies, Inc.*	(8,902)

	MEDICAL INFORMATION SYSTEMS – (0.9)%
(340)	Allscripts Healthcare Solutions, Inc.*	(5,644)

	MEDICAL INSTRUMENTS – (1.1)%
(175)	Medtronic, Inc.	(6,858)

	MEDICAL LABS & TESTING SERVICES – (1.3)%
(90)	Laboratory Corp. of America Holdings*	(8,238)

	MEDICAL PRODUCTS – (2.7)%
(225)	Hospira, Inc.*	(8,413)
(150)	Stryker Corp.	(8,322)
		(16,735)

Miller Tabak  Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MEDICAL-BIOMEDICAL/GENERICS – (2.4)%
(220)	Amgen, Inc.*	$(14,958)

	MEDICAL-DRUGS – (2.0)%
(325)	Endo Pharmaceuticals Holdings, Inc.*	(12,587)

	MEDICAL-GENERIC DRUGS – (2.6)%
(270)	Mylan, Inc.*	(6,332)
(255)	Par Pharmaceutical Cos., Inc.*	(9,876)
		(16,208)
	MEDICAL-HM – (1.7)%
(150)	WellPoint, Inc.	(11,070)

	TOTAL COMMON STOCKS (Proceeds $(97,895))	(101,200)

	EXCHANGE TRADED FUNDS – (5.0)%
	HEALTH & BIOTECHNOLOGY – (5.0)%
(375)	Health Care Select Sector SPDR Fund - Class N.A. - ETF	(14,096)
(215)	SPDR S&P Biotech ETF	(17,282)
		(31,378)
	TOTAL EXCHANGE TRADED FUNDS (Proceeds $30,072)	(31,378)

	TOTAL SECURITIES SOLD SHORT (Proceeds $127,967)	$(132,578)

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Miller Tabak Healthcare Transformation Fund
SUMMARY OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Medical-Drugs	21.7%
Medical Products	9.1%
Medical-HMO	9.0%
Medical Instruments	6.8%
Medical-Biomedical/Generics	6.6%
Medical-Hospital	3.9%
Medical-Generic Drugs	2.7%
Hazardous Waste Disposal	2.5%
REITS-Health Care	1.9%
Pharmacy Services	1.8%
Dental Supplies & Equipment	1.1%
Commercial Services	0.7%
Total Common Stocks	67.8%

Corporate Bonds
Medical Instruments	0.7%
Total Corporate Bonds	0.7%

Purchased Options Contracts
Call Options	0.0%
Put Options	0.0%
Total Purchased Options Contracts	0.0%

Rights
Medical-Drugs	0.1%
Total Rights	0.1%

Short-Term Investments	8.0%
Total Investments	76.6%
Other Assets in Excess of Liabilities	23.4%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS March 31, 2012 – (Unaudited)

Note 1 – Organization
Miller Tabak Healthcare Transformation Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on September 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Registered open-end investment companies are valued based upon the Net Asset Value of such investments.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS - (Continued) March 31, 2012 – (Unaudited)

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At March 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$425,758

Proceeds from securities sold short	$(125,925)

Unrealized appreciation	$60,650
Unrealized depreciation	(14,136)
Net unrealized appreciation on investments and securities sold short	$46,514

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS - (Continued) March 31, 2012 – (Unaudited)

Note 4 - Investment Transactions

Transactions in option contracts written for the period July 1, 2011 through March 31, 2012 were as follows:
	Number of Contracts	Premiums Received
Outstanding at June 30, 2011	5	$849
Options written	15	1,964
Options closed	(8)	(1,223)
Options expired	(12)	(1,590)
Outstanding at March 31, 2012	-	$-

Note 5 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS – (Continued)
March 31, 2012 – (Unaudited)

In addition, the Fund has adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 33	Total
Assets
Investments, at value
Common Stocks1	$424,261	-	-	$424,261
Corporate Bond2	-	$4,294	-	4,294
Options Purchased	60	-	-	60
Rights	675	-	-	675

Short-Term Investments	49,635	-	-	49,635
Total Assets	$474,631	$4,294	-	$478,925

Liabilities
Other Financial Instruments
Securities Sold Short
Common Stocks1	$(101,200)	-	-	$(101,200)
Exchange Traded Funds	(31,378)			(31,378)
Total Liabilities	$(132,578)	-	-	$(132,578)

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

3	The Fund did not hold any Level 3 securities and there were no transfers between Levels at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	5/30/12

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/12